NOTE 3 - MUSIC INVENTORY	6 Months Ended
Nov. 30, 2020
Inventory Disclosure [Abstract]
NOTE 3 - MUSIC INVENTORY

NOTE 3 - MUSIC INVENTORY

Music inventory consisted of the following:

	November 30, 2020	May 31, 2020
Digital music acquired for use in operations – at cost	$21,489	$21,465
Accumulated depreciation	(15,977)	(14,243)
Music inventory – net	$5,512	$7,222

The Company purchases digital music to broadcast over the radio and internet. During the six months ended November 30, 2020, the Company purchased $24 worth of music inventory. For the six months ended November 30, 2020 and 2019, depreciation of music inventory was $1,734 and $1,848, respectively.